Deferred tax asset	12 Months Ended
Dec. 31, 2017
Deferred Tax Asset
18. Deferred tax asset

Deferred tax asset is recognized only to the extent that it is probable that future taxable amounts will be available to utilize those temporary differences. The balance comprises temporary differences attributable to:

	As at December 31,
	2016	2017
	RMB’000	RMB’000

Allowance for expected credit loss	-	645
Total	-	645

	Allowance for expected credit loss	Total
	RMB’000	RMB’000
Movements
At January 1, 2016 and December 31, 2016	-	-
Charged to Statement of Comprehensive Income	645	645
At December 31, 2017	645	645